REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
REVENUES:

NOTE 19 - REVENUES

The Company splits its revenues from contracts with customers in accordance with contracts for provision of R&D services and products as presented in the statement of comprehensive income.

Main customers:

1.	Transactions with main customers:

The company has 4 main customers: Jet Talk, for which revenues were reported as revenues from provision of development services, Airbus, for which revenues were reported as revenues from provision of development services, Telesat, for which revenues were reported as revenues from provision of development services and iDirect, for which revenues were reported as revenues from sale of products.

	For the year ended
	31.12.2022		31.12.2021		31.12.2020
	USD thousands	%	USD thousands	%	USD thousands	%
Jet Talk	-	-	3,116	14%	7,279	68%
Airbus	318	3%	3,256	15%	3,683	35%
Telesat	5,326	50%	8,400	39%	-	-
iDirect	489	5%	2,074	10%	-	-
Trustcom	1,108	10%	-	-	-	-
MDA	1,907	18%	-	-	-	-

2.	Geographical areas:

The following table splits the company’s revenues by main geographical areas:

	US & Canada			UK			Other			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Revenues	9,310	13,196	-	1,070	7,325	10,316	246	1,199	316	10,626	21,720	10,632